Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Amortization of Intangible Assets [Abstract]
For the six months ending June 30, 2025	¥ 420,509
For the year ending June 30, 2026	540,134
For the year ending June 30, 2027	540,134
For the year ending June 30, 2028	292,346
For the year ending June 30, 2029	121,812
Total	¥ 1,914,935	$ 262,345	¥ 2,581,046